Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment by CGUs (Pemex Energy Transformation) (Detail) - Energy Transformation (formerly part of Pemex Industrial Transformation)
$ in Thousands
12 Months Ended
Dec. 31, 2025 MXN ($)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	$ 3,467,927
Nuevo Pemex Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	1,807,491
La Venta Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	754,045
Cactus Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	592,674
Matapionche Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	305,296
Gas Poza Rica Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	19,256
Gas Arenque Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	2,048
Matapionche Gas Processor Complex
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment, net	$ (12,883)